                             MARTIN CURRIE BUSINESS TRUST
                               OPPORTUNISTIC EAFE FUND





                                    ANNUAL REPORT

                                    APRIL 30, 1998

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                                    PROFILE AT APRIL 30, 1998


OBJECTIVE           Long term capital appreciation through active management of a diversified portfolio of international equities outside
                    the USA and Canada.

LAUNCH DATE         July 1, 1994

FUND SIZE           $159.4m

PERFORMANCE
SINCE LAUNCH        Total return from May 1, 1997 through April 30, 1998

                    -    MCBT - Opportunistic EAFE (excluding all transaction fees)     +23.3%
                    -    MCBT - Opportunistic EAFE (including all transaction fees)     +21.5%
                    -    The Morgan Stanley Capital International EAFE Index            +19.2%

                    Annualized total return from July 1, 1994 through April 30,
                    1998

                    -    MCBT - Opportunistic EAFE (excluding all transaction fees)     +10.5%
                    -    MCBT - Opportunistic EAFE (including all transaction fees)     +10.1%
                    -    The Morgan Stanley Capital International EAFE Index             +9.0%


FUND IG02

                             7/1/94 (a)  4/30/95   4/30/96   4/30/97  4/30/98
MCBT Opportunistic EAFE       $10,000    $9,710    $11,283   $11,718  $14,451
MSCI EAFE Index               $10,000   $10,500    $11,729   $11,666  $13,906

(a)  Commencement of investment operations.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering price which reflects a transaction fee of 75 basis points on purchase and 75 basis points on redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance.

                                                  MCBT OPPORTUNISTIC EAFE FUND
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                                                     PROFILE AT APRIL 30, 1998


PORTFOLIO           Despite the troubles in Asia, the MSCI EAFE index was up
COMMENTS            19.2% over the 12 months.  Additions to the strongly
                    performing UK and European markets and our outperformance in Japan helped us to beat that, and the fund has returned 23.3%.

                    Compounded by a weak currency, Japan has performed very poorly - although many of the blue chip exporters which form the core of our portfolio have held up relatively well. Apart from the first two months of this year, the pressure to restructure on the financial sector and economically sensitive sectors such as construction has remained intense. We further increased our convertible content and, concerned for the outlook for the yen, have hedged 50% of Japanese assets against the dollar.

                    We have continued to add to our positions in Continental Europe. The markets have rallied further, helped by converging bond markets and increased domestic buying. Restructuring and the enhancement of shareholder value have been persistent themes, and our portfolio reflects this.
                    New holdings have concentrated on the financial sector where
                    enormous corporate change is occurring.   We have been
                    positive about the UK, where a strong currency and a stable economic background have helped markets. Bond convergence in Europe has also been supportive, with financial stocks moving ahead strongly.

                    Asia's crisis has worsened over the period and we have substantially reduced our weighting. Our emphasis is now on China, India, Australia and Taiwan. While some of the hard hit ASEAN markets rallied in January and February, recent market and currency weakness support our defensive approach to the region. We have no holdings in Indonesia.

                    The impact of Asia on the rest of the world has been felt particularly in the smaller markets. We have reduced substantially our exposure to Latin America. Brazil and Mexico make up the bulk of our investment. We have established new positions in Israel, Greece and Hungary.

                    OUTLOOK

                    Looking ahead, the impact of the Asian crisis is likely to leave markets volatile. However, slowing growth in the Pacific region may well help restrain the US economy and reduce pressure on higher interest rates in the maturer markets of the UK and Europe. Broader Europe, or Euroland as it has been named, will continue to benefit from corporate restructuring and lower bond yields. The increasing move to equity ownership by domestic investors is being fuelled by the search for higher returns and changing pensions legislation. The UK market continues to benefit from good liquidity and robust earnings growth. We remain cautious on the Pacific region. Defensive stock selection in Japan - and asset allocation in Asia - is appropriate in an environment of falling growth forecasts, currency volatility and financial and social instability. Smaller markets will remain out of favour, as capital flows seek safety in maturer markets and strong currencies.

                                                  MCBT OPPORTUNISTIC EAFE FUND
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                                                     PROFILE AT APRIL 30, 1998


INVESTMENT          James Fairweather is Chief Investment Officer.  All funds
MANAGER PROFILE     are managed on a team basis with a named director heading
                    each team.

                    James spent three years with Montague Loebl Stanley & Co. as an institutional sales and economic assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and Continental European investment teams. Appointed director in 1987, he became head of our Continental Europe team in 1992. A member of the asset allocation committee, James was appointed Deputy Chief Investment Officer in 1994 with overall responsibility for our investments in emerging markets. He was promoted to Chief Investment Officer in 1997.

                    The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1998



ASSET ALLOCATION
(% of net assets)

     OPPORTUNISTIC EAFE                     IG02
     -----------------                      ----
     Europe                                  69%
     Japan                                   15%
     Latin America                            3%
     Middle East                              1%
     Pacific Basin                            4%
     Other Areas                              1%
     ST Investment                            4%
     Other Net Assets                         3%
                                            ----
     TOTAL:                                 100%


LARGEST HOLDINGS
BY REGION/COUNTRY                       % OF NET ASSETS

     EUROPE

     Credit Suisse Group       (Switzerland)    2.6
     Novartis                  (Switzerland)    2.4
     Cie Generale des Eaux     (France)         2.4

     JAPAN

     Sony                                       1.3
     Rohm                                       1.1

     LATIN AMERICA

     Petrobas, ADR             (Brazil)         0.6

     PACIFIC BASIN

     Taiwan American Fund      (Taiwan)         0.7

     MIDDLE EAST

     ECI Telecommunications    (Israel)         0.7

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                                                 MCBT OPPORTUNISTIC EAFE FUND
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                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998


                                                          SHARES              VALUE
                                                          ------              -----
COMMON AND PREFERRED STOCKS, WARRANTS AND
     EXCHANGEABLE NOTES - 92.9%
EUROPE - 68.7%
  AUSTRIA - 0.8%
     VA TECHNOLOGIE                                        8,500            $  1,221,835
                                                                            ------------
     TOTAL AUSTRIA - (COST $1,225,302)                                         1,221,835
                                                                            ------------

  BELGIUM - 1.3%
     GENERALE DE BANQUE                                    3,500               2,022,069
                                                                            ------------
     TOTAL BELGIUM - (COST $1,410,303)                                         2,022,069
                                                                            ------------

  DENMARK - 0.7%
     UNIDANMARK                                           12,500               1,050,320
                                                                            ------------
     TOTAL DENMARK - (COST $952,672)                                           1,050,320
                                                                            ------------

  FINLAND - 1.5%
     NOKIA AB OY *                                        36,000               2,419,124
                                                                            ------------
     TOTAL FINLAND - (COST $1,900,728)                                         2,419,124
                                                                            ------------

  FRANCE - 11.9%
     AIR LIQUIDE                                           9,270               1,711,812
     AXA                                                  31,426               3,691,026
     CIE GENERALE DES EAUX                                20,148               3,747,374
     ELF AQUITAINE                                        20,500               2,690,817
     PROMODES                                              4,000               1,927,799
     RHONE-POULENC, CL A                                  56,300               2,754,588
     SOCIETE GENERALE                                     11,500               2,395,275
                                                                            ------------
     TOTAL FRANCE - (COST $14,125,599)                                        18,918,691
                                                                            ------------

  GERMANY - 11.9%
     ALLIANZ AG (REGISTERED)                              11,800               3,629,657
     ALLIANZ AG                                              241                  73,460
     BAYERISCHE MOTOREN WERKE                              1,750               1,930,846
     BAYERISCHE VEREINSBANK                               32,500               2,472,068
     DEUTSCHE BANK                                        33,000               2,539,523
     MANNESMANN                                            4,530               3,594,617
     PREUSSAG AG                                           5,000               1,777,604
     VEBA                                                 45,402               3,000,572
                                                                            ------------
     TOTAL GERMANY - (COST $13,979,697)                                       19,018,347
                                                                            ------------

  GREECE - 0.7%
     ALPHA CREDIT BANK, GDR                               11,000               1,160,075
                                                                            ------------
     TOTAL GREECE - (COST $654,602)                                            1,160,075
                                                                            ------------

  ITALY - 5.9%
     ENI                                                 269,913               1,812,524
     IMI BANK                                            175,600               2,874,870
     ISTITUTO NAZIONALE DELLE ASSICURAZIONI              900,000               2,690,321
     TELECOM ITALIA MOBILE *                             370,000               2,109,690
                                                                            ------------
     TOTAL ITALY - (COST $7,504,014)                                           9,487,405
                                                                            ------------

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
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                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998



                                                            SHARES              VALUE
                                                            ------              -----
EUROPE - Continued
  NETHERLANDS - 1.9%
     ELSEVIER                                               129,000         $ 1,947,676
     GUCCI GROUP N.V.                                        24,000           1,117,500
                                                                             ----------
     TOTAL NETHERLANDS - (COST $3,669,222)                                    3,065,176
                                                                             ----------

  SPAIN - 3.2%
     BANCO CENTRAL HISPANOAMERICANO                          60,000           1,997,374
     BANCO DE SANTANDER                                      58,940           3,115,345
                                                                             ----------
     TOTAL SPAIN - (COST $2,824,864)                                          5,112,719
                                                                             ----------

  SWEDEN - 3.5%
     ASTRA AB                                               112,000           2,300,181
     INCENTIVE AB                                            19,200           1,859,985
     NORDBANKEN HOLDING AB                                  191,700           1,411,379
                                                                             ----------
     TOTAL SWEDEN - (COST $5,131,901)                                         5,571,545
                                                                             ----------

  SWITZERLAND - 5.1%
     CREDIT SUISSE GROUP                                     19,100           4,200,599
     NOVARTIS                                                 2,340           3,867,511
                                                                             ----------
     TOTAL SWITZERLAND - (COST $5,485,066)                                    8,068,110
                                                                             ----------

  UNITED KINGDOM - 20.3%
     CABLE & WIRELESS                                       173,000           1,982,233
     GENERAL ELECTRIC                                       157,000           1,299,938
     GKN                                                     63,530           1,836,287
     GLAXO WELLCOME                                          81,260           2,297,108
     LADBROKE                                               321,000           1,765,179
     LAND SECURITIES                                         55,000             982,544
     LASMO                                                  251,419           1,104,991
     LLOYDS TSB                                             145,000           2,171,959
     MARKS & SPENCER                                        176,000           1,673,636
     MCKECHNIE                                               74,020             616,590
     NATIONAL WESTMINSTER BANCORP                           100,000           2,002,221
     NFC                                                    358,136           1,075,302
     RECKITT & COLMAN                                       107,950           2,175,843
     ROYAL BANK OF SCOTLAND GROUP                           145,000           2,238,657
     SAFEWAY                                                153,571             915,771
     SCOTTISH POWER                                         199,000           1,829,937
     SHELL TRANSPORT & TRADING                              246,000           1,831,104
     SMITHS INDUSTRIES                                       92,751           1,335,019
     UNILEVER                                               189,876           2,023,147
     WASSALL                                                 88,982             464,381
     ZENECA GROUP                                            16,000             689,420
                                                                             ----------
     TOTAL UNITED KINGDOM - (COST $20,224,252)                               32,311,267
                                                                             ----------

TOTAL EUROPE - (COST  $79,088,222)                                          109,426,683
                                                                             ----------

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998


                                                                 SHARES/PAR          VALUE
                                                                 ----------         -------
JAPAN - 14.8%
     ASAHI CHEMICAL                                                120,000          $  420,734
     CANON                                                          59,000           1,395,421
     FUJI PHOTO FILM                                                25,000             889,754
     HITACHI                                                       127,000             910,707
     HONDA MOTOR                                                    44,000           1,595,889
     ITO - YOKADO                                                   28,000           1,449,297
     KAO CORPORATION                                                60,000             881,820
     MABUCHI MOTOR                                                  10,000             578,812
     MARUI                                                          49,000             773,840
     MBL INT'L. FINANCE (BERMUDA), 3.000%,
       EXCHANGEABLE NOTE, 11/30/2002 (d)                         1,282,000           1,316,486
     MITSUI FUDOSAN                                                 54,000             492,912
     NITTO DENKO, 2.200%, EXCHANGEABLE NOTE, 03/31/1999       Y 70,000,000             571,785
     PROMISE                                                        11,000             558,561
     RISO KAGAKU *                                                   7,400             386,384
     ROHM                                                           16,000           1,806,257
     SAKURA FINANCE                                             36,000,000             242,784
     SANWA INTERNATIONAL FINANCE, PREFERRED *                  102,000,000             750,549
     SECOM COMPANY LIMITED                                          18,000           1,060,904
     SHIMACHU                                                       21,000             378,457
     SHIN - ETSU CHEMICAL                                           53,950           1,051,768
     SONY                                                           24,700           2,054,912
     SUMITOMO ELECTRIC                                               1,000              11,916
     TAISHO PHARMACEUTICAL                                          34,000             719,359
     TOPPAN PRINTING                                               107,000           1,271,809
     TOYOTA MOTOR CORPORATION                                       29,000             756,007
     YAMANOUCHI PHARMACEUTICAL                                      55,000           1,300,816
                                                                                  ------------
     TOTAL JAPAN - (COST  $22,969,709)                                              23,627,940
                                                                                  ------------

LATIN AMERICA - 3.0%
  ARGENTINA - 0.3%
     YPF SOCIEDAD ANONIMA, ADR                                      13,500             470,812
                                                                                  ------------
     TOTAL ARGENTINA - (COST $436,273)                                                 470,812
                                                                                  ------------

  BRAZIL - 1.2%
     ELETROBRAS, ADR                                                22,300             465,512
     PETROBRAS, ADR                                                 36,000             913,500
     TELEBRAS, ADR                                                   4,800             584,700
                                                                                  ------------
     TOTAL BRAZIL - (COST $1,550,061)                                                1,963,712
                                                                                  ------------

  CHILE - 0.2%
     COMPANIA DE TELEFONOS DE CHILE, ADR                            11,000             275,688
                                                                                  ------------
     TOTAL CHILE - (COST $318,117)                                                     275,688
                                                                                  ------------

See note to financial statements.

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                                                 MCBT OPPORTUNISTIC EAFE FUND
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                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998


                                                                    SHARES             VALUE
                                                                    ------              ----
LATIN AMERICA - CONTINUED
  MEXICO - 1.3%
     CIFRA SA DE CV                                                 240,000           $ 408,113
     GRUPO CARSO                                                     70,000             440,802
     GRUPO FINANCIERO BANAMEX, CL B *                               200,000             625,000
     TELEFONOS DE MEXICO, ADR                                        10,500             594,563
                                                                                      ---------
     TOTAL MEXICO - (COST $1,742,164)                                                 2,068,478
                                                                                      ---------
TOTAL LATIN AMERICA - (COST  $4,046,615)                                              4,778,690
                                                                                      ---------

MIDDLE EAST - 1.2%
  ISRAEL - 1.2%
     ECI TELECOMMUNICATIONS                                          34,000           1,037,000
     TEVA PHARMACEUTICAL INDUSTRIES LIMITED, ADR                     20,000             855,000
                                                                                      ---------
     TOTAL ISRAEL - (COST $1,903,476)                                                 1,892,000
                                                                                      ---------
TOTAL MIDDLE EAST - (COST  $1,903,476)                                                1,892,000
                                                                                      ---------

OTHER AREAS - 1.2%
  INDIA - 0.5%
     MAHANAGAR TELEPHONE NIGAM, GDR *                                33,000             529,650
     VIDESH SANCHAR NIGAM LIMITED, GDR (c) *                         28,700             355,306
                                                                                      ---------
     TOTAL INDIA - (COST $857,179)                                                      884,956
                                                                                      ---------
  INVESTMENT COMPANIES - 0.7%
     INDIAN OPPORTUNITIES FUND (a) *                                101,911           1,084,840
                                                                                      ---------
     TOTAL INVESTMENT COMPANIES - (COST $1,494,050)                                   1,084,840
                                                                                      ---------

TOTAL OTHER AREAS - (COST  $2,351,229)                                                1,969,796
                                                                                      ---------
PACIFIC BASIN - 4.0%
  AUSTRALIA - 1.3%
     LEND LEASE CORPORATION                                          32,300             741,582
     MAYNE NICKLESS LIMITED                                         134,000             723,860
     WOODSIDE PETROLEUM LIMITED                                     106,000             693,459
                                                                                      ---------
     TOTAL AUSTRALIA - (COST $2,094,184)                                              2,158,901
                                                                                      ---------

  HONG KONG - 1.0%
     CITIC PACIFIC                                                   85,000             261,167
     CLP HOLDINGS LIMITED                                            82,000             393,803
     HUTCHISON WHAMPOA                                               98,700             610,345
     NEW WORLD DEVELOPMENT LIMITED                                  124,000             352,982
                                                                                      ---------
     TOTAL HONG KONG - (COST $1,847,454)                                              1,618,297
                                                                                      ---------

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
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                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998

                                                                           SHARES             VALUE
                                                                           ------             -----
PACIFIC BASIN - CONTINUED
   NEW ZEALAND - 0.4%
     TELECOM CORPORATION OF NEW ZEALAND (INSTALLMENT RECEIPTS) *            72,700           $ 195,059
     TELECOM CORPORATION OF NEW ZEALAND *                                   95,000             451,205
                                                                                             ---------
     TOTAL NEW ZEALAND - (COST $662,635)                                                       646,264
                                                                                             ---------
   PHILIPPINES - 0.1%
     BELLE CORPORATION *                                                 2,195,300              96,232
     BELLE CORPORATION, WARRANTS 10/02/2000 *                              800,000               2,491
                                                                                             ---------
     TOTAL PHILIPPINES - (COST $617,418)                                                        98,723
                                                                                             ---------
   SINGAPORE - 0.3%
     DEVELOPMENT BANK OF SINGAPORE *                                        55,800             370,237
     DEVELOPMENT BANK OF SINGAPORE, CL A *                                  16,740              80,923
                                                                                             ---------
     TOTAL SINGAPORE - (COST $632,777)                                                         451,160
                                                                                             ---------
   TAIWAN - 0.7%
     TAIWAN AMERICAN FUND (b) *                                             65,000           1,114,750
                                                                                             ---------
     TOTAL TAIWAN - (COST $1,029,600)                                                        1,114,750
                                                                                             ---------
   THAILAND - 0.2%
     THAI FARMERS BANK                                                     133,000             304,544
                                                                                             ---------
     TOTAL THAILAND - (COST $305,848)                                                          304,544
                                                                                             ---------
TOTAL PACIFIC BASIN - (COST  $7,189,916)                                                     6,392,639
                                                                                             ---------
TOTAL COMMON AND PREFERRED STOCKS,
     WARRANTS AND EXCHANGEABLE NOTES - (COST  $117,549,167) +                              148,087,748
                                                                                             ---------


                                                                           PRINCIPAL
                                                                             AMOUNT
                                                                            ---------
SHORT TERM INVESTMENT - 4.5%
     STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
      5.150%, 05/01/1998 (e)                                                $7,166,000       7,166,000
                                                                                             ---------
TOTAL SHORT TERM INVESTMENT - (COST  $7,166,000)                                             7,166,000
                                                                                             ---------


TOTAL INVESTMENTS - (COST  $124,715,167) - 97.4%                                           155,253,748
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 2.6%                                  4,108,536
                                                                                             ---------
NET ASSETS - 100.0%                                                                        $159,362,284
                                                                                           ------------
                                                                                           ------------

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
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                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998

*    Non-income producing security.

Y    Reflected at par and denominated in Japanese yen.

(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Fund Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Taiwan American Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $355,306 or 0.2% of net assets.

(d)  Reflected at par value and denominated in U.S. dollars.

(e) The repurchase agreement, dated 4/30/98, $7,166,000 par due 5/1/98, is collateralized by United States Treasury Notes, 5. 75%, due 9/30/99 with a market value of $7,311,728.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
     Aerospace 0.8%, Apparel & Textiles 0.7%, Automobiles 2.7%, Banks 21.2%, Chemicals 3.7%, Commercial Services 0.5%, Conglomerates 0.5%, Diversified 5.3%, Drugs & Health Care 7.5%, Electric Utilities 3.6%, Electrical Equipment 1.8%, Electronics 3.3%, Engineering 0.8%, Financial Services 1.8%, Food & Beverages 1.2%, Hotels & Restaurants 1.1%, Household Products 1.9%, Industrial Machinery 3.8%, Insurance 6.3%, Investment Companies 1.4%, Manufacturing 0.4%, Miscellaneous 1.3%, Oil & Gas 6.0%, Photography 1.4%, Publishing 0.8%, Real Estate 1.2%, Retail Trade 3.5%, Steel 1.1%, Telecommunications 2.9%, Telecommunications Equipment 2.2%, Telecommunications Services 1.1%, Telephone 0.4%, Transportation 0.7%.


ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                          STATEMENT OF ASSETS AND LIABILITIES
                                                               APRIL 30, 1998


ASSETS

   Investments in securities, at value (cost $117,549,167) (Note B)                $148,087,748

   Investments in repurchase agreements, at value (Note B)                            7,166,000
                                                                                   ------------
      Total Investments                                                             155,253,748

   Cash                                                                                     630

   Foreign currency, at value (cost $3,024,964) (Note B)                              3,024,162

   Receivable for investments sold                                                    3,932,126

   Receivable for currency sold                                                       1,203,978

   Dividend and interest receivable                                                     539,427

   Foreign tax reclaims receivable                                                      114,535

   Prepaid insurance expense                                                             16,690

   Deferred organization expenses (Note B)                                                2,987
                                                                                   ------------
      TOTAL ASSETS                                                                  164,088,283
                                                                                   ------------

LIABILITIES

   Payable for investments purchased                                                  3,033,163

   Payable for currency purchased                                                     1,208,279

   Payable for forward foreign currency contracts                                       194,813

   Management fee payable (Note C)                                                      245,929

   Administration fee payable (Note C)                                                   11,408

   Trustees fees payable (Note C)                                                         2,248

   Accrued expenses and other liabilities                                                30,159
                                                                                   ------------
     TOTAL LIABILITIES                                                                4,725,999
                                                                                   ------------
TOTAL NET ASSETS                                                                   $159,362,284
                                                                                   ------------
                                                                                   ------------

COMPOSITION OF NET ASSETS:

   Paid-in-capital                                                                 $124,403,321

   Undistributed net investment loss                                                   (173,999)

   Accumulated net realized gain on investment and foreign currency transactions      4,796,823

   Net unrealized appreciation on investment and foreign currency transactions       30,336,139
                                                                                   ------------
TOTAL NET ASSETS                                                                   $159,362,284
                                                                                   ------------
NET ASSET VALUE PER SHARE
($159,362,284 / 11,972,709 shares of beneficial interest outstanding)                    $13.31
                                                                                   ------------
                                                                                   ------------

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                                      STATEMENT OF OPERATIONS
                                                               APRIL 30, 1998

INVESTMENT INCOME

   Interest income                                                                    $ 362,276

   Dividend income                                                                    2,684,289

   Foreign taxes withheld                                                              (298,326)
                                                                                   ------------
      TOTAL INVESTMENT INCOME                                                         2,748,239
                                                                                   ------------

EXPENSES

   Management fee (Note C)                                                              934,444

   Custodian fee                                                                        181,014

   Administration fee (Note C)                                                          107,314

   Audit fee                                                                             25,807

   Legal fees                                                                            10,236

   Transfer agent fee                                                                     6,673

   Trustees fees (Note C)                                                                 4,604

   Amortization of deferred organization expenses                                         2,541

   Miscellaneous expenses                                                                26,248
                                                                                   ------------
      TOTAL EXPENSES                                                                  1,298,881
                                                                                   ------------
NET INVESTMENT INCOME                                                                 1,449,358
                                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain on investments                                                  11,993,175

   Net realized loss on foreign currency transactions                                  (465,273)

   Net unrealized appreciation (depreciation) on:
   Investments                                                                       15,312,088

   Foreign currency transactions                                                       (190,193)
                                                                                   ------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                            26,649,797
                                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $28,099,155
                                                                                   ------------
                                                                                   ------------

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                           STATEMENT OF CHANGES IN NET ASSETS


                                                                           YEAR                YEAR
                                                                           ENDED               ENDED
                                                                       APRIL 30, 1998      APRIL 30, 1997
                                                                       -------------      ---------------
NET ASSETS at beginning of period                                        $120,649,807        $108,295,237
                                                                         ------------        ------------
INCREASE IN NET ASSETS FROM OPERATIONS:

   Net investment income                                                    1,449,358           1,023,218

   Net realized gain (loss) on investment transactions                     11,993,175          (1,528,624)

   Net realized gain (loss) on foreign currency transactions                 (465,273)          1,413,982

   Net unrealized appreciation (depreciation) on:

     Investments                                                           15,312,088           3,356,168

     Foreign currency transactions                                           (190,193)            246,156
                                                                         ------------        ------------
   Net increase in net assets from operations                              28,099,155           4,510,900
                                                                         ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                   (1,634,448)         (2,359,811)

   In excess of net investment income                                               0          (1,311,086)

   Net realized gains                                                      (4,504,920)                  0
                                                                         ------------        ------------
   Total distributions                                                     (6,139,368)         (3,670,897)
                                                                         ------------        ------------

CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sales of shares                                       14,186,364           9,813,416

   Reinvestment of dividends and distributions to shareholders              5,801,630           3,268,114

   Cost of shares repurchased                                              (3,331,509)         (1,637,958)

   Paid in capital from subscription and redemption fees                       96,205              70,995
                                                                         ------------        ------------
   Total increase in net assets from capital share transactions            16,752,690          11,514,567
                                                                         ------------        ------------
NET INCREASE IN NET ASSETS                                                 38,712,477          12,354,570
                                                                         ------------        ------------
NET ASSETS at end of period (includes undistributed net investment
   income (loss) of ($173,999) and $464,481, respectively)               $159,362,284        $120,649,807
                                                                         ------------        ------------
                                                                         ------------        ------------

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

   Shares sold                                                              1,082,176             880,191

   Shares issued in reinvestment of distributions to shareholders             492,917             294,425

   Less shares repurchased                                                   (258,152)           (146,937)
                                                                         ------------        ------------
   Net share transactions                                                   1,316,941           1,027,679
                                                                         ------------        ------------
                                                                         ------------        ------------

See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                                         FINANCIAL HIGHLIGHTS
                                       FOR A SHARE OUTSTANDING FOR THE PERIOD


                                                            YEAR               YEAR              YEAR         JULY 1, 1994 *
                                                           ENDED               ENDED             ENDED           THROUGH
                                                       APRIL 30, 1998     APRIL 30, 1997    APRIL 30, 1996    APRIL 30, 1995
                                                      ---------------     -------------     --------------    ---------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                       $11.320            $11.250            $9.860           $10.000
                                                           -------            -------            ------           -------

Net investment income                                        0.095              0.134             0.314             0.055

Net realized and unrealized gain (loss) on investment
   and foreign currency transactions                         2.462              0.286             1.239            (0.323)
                                                           -------            -------            ------           -------

Total from investment operations                             2.557              0.420             1.553            (0.268)
                                                           -------            -------            ------           -------
Less distributions:

   Net investment income                                    (0.153)            (0.229)           (0.167)            0.000

   In excess of net investment income                        0.000             (0.127)           (0.023)            0.000

   Net realized gains                                       (0.422)             0.000             0.000             0.000
                                                           -------            -------            ------           -------

   Total distributions                                      (0.575)            (0.356)           (0.190)            0.000
                                                           -------            -------            ------           -------

Paid in capital from subscription and
   redemption fees (Note B)                                  0.008              0.006             0.027             0.128
                                                           -------            -------            ------           -------

Net asset value, end of period                             $13.310            $11.320           $11.250            $9.860
                                                           -------            -------            ------           -------
                                                           -------            -------            ------           -------

TOTAL INVESTMENT RETURN (1)                                 23.33%              3.85%            16.17%             (1.40)% (2)
                                                           -------            -------            ------           -------
                                                           -------            -------            ------           -------

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                             $159,362,284       $120,649,807      $108,295,237       $72,660,677

Operating expenses, net, to average
   net assets (Note C)                                       0.96%              0.98%             1.00%           1.00%(3)

Operating expenses, gross, to average
   net assets (Note C)                                       0.96%              0.98%             1.05%           1.37%(3)

Net investment income to average net assets                  1.08%              0.90%             1.46%           1.32%(3)

Portfolio turnover rate                                        63%                49%               37%               39%

Per share amount of fees waived (Note C)                    $0.000             $0.000            $0.012            $0.015

---------------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.

(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
     Total return would have been lower had certain expenses not been waived.

(2)  Periods less than one year are not annualized.

(3)  Annualized.


See notes to financial statements.

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                                NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and EMEA Fund, (the "Funds"). The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had the following open forward foreign currency contract at April 30, 1998:

                                                                                           UNREALIZED
                       DELIVERY DATE    LOCAL CURRENCY     FACE AMOUNT      VALUE         (DEPRECIATION)
                       -------------    --------------    ------------      ------        -------------
 Japanese Yen (sell)    July 8, 1998     1,678,671,120     $12,614,000    $12,808,81  3   $ (194,813)


EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the year ended April 30, 1998, $87,424 was collected in purchase premiums and $8,781 was collected in redemption fees.
                                       16

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. On December 30, 1997, the Fund declared a long term capital gain distribution of $3,264,849, representing $0.306 per share. As of April 30, 1998, the Fund has a realized capital loss carryforward, for Federal income tax purposes, of $1,249,504 ($31,328 expires April 30, 2003, $588,988 expires
April 30, 2004, $629,188 expires April 30, 2005), available to be used to offset future realized capital gains. As of April 30, 1998, the Fund has elected for Federal income tax purposes to defer a $614,505 current year post October 31 currency loss as though the loss was incurred on the first day of the next fiscal year.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES

The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the year ended April 30, 1998, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

                                                 MCBT OPPORTUNISTIC EAFE FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE D - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 1998 were $86,254,690 and $80,627,238, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 1998 were as follows:

      IDENTIFIED       GROSS          UNREALIZED     NET UNREALIZED
        COST        APPRECIATION    (DEPRECIATION)    APPRECIATION
     -----------   -------------    -------------    --------------
     $125,096,888    $34,384,577     $(4,227,717)     $30,156,860


NOTE E - PRINCIPAL SHAREHOLDERS

As of April 30, 1998 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 10% of the Fund.

NOTE F - CONCENTRATION OF RISK

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

------------------------------------------------------------------------------


ADDITIONAL FEDERAL TAX INFORMATION-(UNAUDITED)

The Fund intends to make an election under Internal Revenue Code 853 to pass through foreign taxes paid by the Fund to its shareholders. During the year ended April 30, 1998, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes will be $292,567 (of the total $298,326 taxes withheld) and $2,746,669, respectively.

                         REPORT OF INDEPENDENT ACCOUNTANTS



To the Trustees and Shareholders of the
Martin Currie Business Trust - Opportunistic EAFE Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Opportunistic EAFE Fund (the "Fund") at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.
These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 16, 1998

                            MARTIN CURRIE BUSINESS TRUST



                                ____________________




                               TRUSTEES  AND OFFICERS


                    C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                              Simon D. Eccles, TRUSTEE
                           Patrick R. Wilmerding, TRUSTEE
                   Colin Winchester, VICE PRESIDENT AND TREASURER
                          J. Grant Wilson, VICE PRESIDENT
                           Julian M.C. Livingston, CLERK


                                * INTERESTED TRUSTEE

                                ____________________




                                 INVESTMENT MANAGER


                                Martin Currie, Inc.
                                   Saltire Court
                                 20 Castle Terrace
                                 Edinburgh EH1 2ES
                                      Scotland
                                011-44-131-229-5252


                                 Regulated by IMRO


                     Registered Investment Adviser with the SEC

                                ____________________




     The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.